1

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated June 19, 2020

to the

THORNBURG FUNDS PROSPECTUS (THE “RETAIL PROSPECTUS”)

dated February 1, 2020, as supplemented March 16 and 24, 2020 and June 1, 2020 and the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS (THE “RETIREMENT PROSPECTUS”)

dated February 1, 2020, as supplemented March 24, 2020

Changes Relating to Thornburg Core Growth Fund

Effective June 19, 2020, Ted Chang concluded his service as co-portfolio manager of the Thornburg Core Growth Fund and all references to Mr. Chang in the Retail Prospectus and Retirement Prospectus are hereby deleted.

Greg Dunn continues to serve as the portfolio manager of the Thornburg Core Growth Fund. Accordingly, the disclosure under the sub-caption “Portfolio Manager” appearing under the caption “Management” on page 78 of the Retail Prospectus is hereby deleted and replaced with the following disclosure:

Portfolio Manager:

Greg Dunn, a managing director of Thornburg, has been a portfolio manager of the Fund since 2012.

Changes Relating to Thornburg Municipal Funds

Effective July 1, 2020, Nicholos Venditti will conclude his service as co-portfolio manager of the Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund (together, the “Municipal Funds”) and all references to Mr. Venditti in the Retail Prospectus are deleted as of that date.

David Ashley continues to serve as a co-portfolio manager of the Municipal Funds. In addition, Eve Lando has been named a co-portfolio manager of the Municipal Funds effective July 1, 2020. Accordingly, effective July 1, 2020, the following changes are made to the Retail Prospectus:

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The disclosure under sub-caption “Portfolio Managers” appearing under the caption “Management” on pages 5, 10, 15, 20, 26, 31, and 36 of the Retail Prospectus and the disclosure under that sub-caption are deleted and replaced with the following disclosure:

David Ashley, CFA, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2019.

Eve Lando, a managing director of Thornburg, has been one of the persons jointly and primarily responsible for management of the Fund since 2020.

The references to Nicholos Venditti in the table at the top of page 134 of the Retail Prospectus under the sub-caption “Fund Portfolio Managers” appearing under the caption “Organization and Management of the Funds” are deleted and replaced by references to Eve Lando.

The following paragraph is inserted after the biographical information for Jeff Klingelhofer appearing on page 136 of the Retail Prospectus:

Eve Lando, a managing director of Thornburg, has been a portfolio manager of the Short Duration Municipal Fund, Limited Term Municipal Fund, Intermediate Municipal Fund, Strategic Municipal Income Fund, Limited Term California Fund, Intermediate New Mexico Fund, and Intermediate New York Fund since 2020. Ms. Lando joined Thornburg in 2019 as an associate portfolio manager and was named a managing director in 2020. Ms. Lando holds a BA in urban studies from Columbia University and a JD from Brooklyn Law School, with a concentration in business law studies. Before joining Thornburg, Ms. Lando worked for over 14 years at Lazard Asset Management, most recently as a senior vice president and municipal research analyst, and before that, she was a municipal research associate at AllianceBernstein.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4654

1

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated June 19, 2020

to the

THORNBURG INVESTMENT TRUST’S STATEMENT OF ADDITIONAL INFORMATION
(THE “RETAIL SAI”)

dated February 1, 2020

and the

THORNBURG INVESTMENT TRUST’S RETIREMENT PLAN SHARES STATEMENT OF ADDITIONAL INFORMATION
(THE “RETIREMENT SAI”)

dated February 1, 2020

Changes Relating to Thornburg Core Growth Fund

Effective June 19, 2020, Ted Chang concluded his service as co-portfolio manager of the Thornburg Core Growth Fund and all references to Mr. Chang in the Retail SAI and Retirement SAI are hereby deleted. Greg Dunn continues to serve as the portfolio manager of the Thornburg Core Growth Fund.

Changes Relating to Thornburg Municipal Funds

Effective July 1, 2020, Nicholos Venditti will conclude his service as co-portfolio manager of the Thornburg Short Duration Municipal Fund, Thornburg Limited Term Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Strategic Municipal Income Fund, Thornburg California Limited Term Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg New York Intermediate Municipal Fund (together, the “Municipal Funds”) and all references to Mr. Venditti in the Retail SAI are deleted as of that date.

David Ashley continues to serve as a co-portfolio manager of the Municipal Funds. In addition, Eve Lando has been named a co-portfolio manager of the Municipal Funds effective July 1, 2020. Accordingly, effective July 1, 2020, the following changes are made to the Retail SAI:

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The following disclosure is inserted immediately following the disclosure relating to Jeff Klingelhofer on page 89 of the Retail SAI under the sub-caption “Accounts Managed By Portfolio Managers” appearing under the caption “Information About Portfolio Managers”:

Eve Lando (as of June 15, 2020)

Type of Account	Number of Accounts Managed	Total Assets Managed
Registered Investment Companies:	7	$7,611,661,416
Other Pooled Investment Vehicles:	0	0
Other Accounts:	228	$1,339,705,600

The following disclosure is inserted immediately following the disclosure relating to Jeff Klingelhofer on page 92 of the Retail SAI under the sub-caption “Portfolio Managers’ Ownership of Shares in the Funds” appearing under the caption “Information About Portfolio Managers”:

Eve Lando (as of June 15, 2020)

Short Duration Municipal Fund	None
Limited Term Municipal Fund	None
Intermediate Municipal Fund	None
Strategic Municipal Income Fund	None
Limited Term California Fund	None
Intermediate New Mexico Fund	None
Intermediate New York Fund	None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH4655